Intangible assets, net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net	Intangible assets, net
Indefinite-lived and Finite-lived intangible assets, net consists of the following:

	As of December 31, 2023	As of December 31, 2022
Indefinite-lived intangible assets:
Trademarks and domains	$13,882	$13,882
Finite-lived intangible assets:
Trademarks and domains	18,494	31,084
Developed technology	160,436	135,318
Licenses	1,333	2,418
Customer relationships	39,452	34,685
Total intangible assets	$233,597	$217,387
Accumulated amortization (1)	(143,176)	(125,887)
Impairment charges	—	—
Total intangible assets, net	$90,421	$91,500
(1)Accumulated amortization as of December 31, 2023 comprised $112,506, $777, $19,690 and $10,203 for developed technology, licenses, customer relationships and trademarks, respectively. Accumulated amortization as of December 31, 2022 comprised $97,615, $1,741, $12,465 and $14,066 for developed technology, licenses, customer relationships and trademarks, respectively.
The changes in the balance of intangible assets, net for the years ended December 31, 2023 and 2022 consist of the following:

	As of December 31, 2023	As of December 31, 2022
Balance, beginning of year	$91,500	$85,723
Additions	31,146	26,372
Acquisitions (Note 4)	—	7,868
Amortization	(27,975)	(28,985)
Impairment charges	—	—
Foreign currency translation adjustment	3,988	522
Assets held for sale (Note 32)	(8,238)	—
Balance, end of year	$90,421	$91,500
Amortization expense for the years ended December 31, 2023, 2022 and 2021 was classified as follows:

	For the year ended December 31
	2023	2022	2021
Technology and product development	$20,924	$18,825	$18,610
General and administrative	5,711	8,574	7,044
Selling and marketing	1,340	1,586	1,634
Total amortization expense	$27,975	$28,985	$27,288
The estimated future amortization expense related to intangible assets with finite lives as of December 31, 2023, assuming no subsequent impairment of the underlying assets, is as follows:

Year	Amount
2024	$25,756
2025	20,440
2026	12,644
2027	5,675
2028 and thereafter	12,024
Total	$76,539
Impairment Assessments
Indefinite-lived intangible assets:
Our indefinite-lived intangible assets comprise our trademarks Despegar and Decolar.
We test indefinite-lived intangible assets for impairment as of December 31 of each year, or more frequently if events and circumstances indicate that an impairment may have occurred. In our evaluation of our indefinite-lived intangible assets, we typically first perform a quantitative assessment, and an impairment charge is recorded for the excess of the carrying value of indefinite-lived intangible assets over their fair value, if necessary. We base our measurement of fair value of our trade name and trademarks, classified as Level 3 measurements, using the relief-from-royalty method, which includes unobservable inputs, including projected revenues and royalty rate of 2.5%. As of December 31, 2023, we performed our annual impairment test and concluded that there was no impairment of indefinite-lived intangible assets.